JPMorgan International Growth ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2026.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Australia — 1.5%
Glencore plc	377,678	2,781,730
Telstra Group Ltd.	1,314,364	4,640,197
		7,421,927
Austria — 1.0%
AT&S Austria Technologie & Systemtechnik AG *	31,369	4,803,891
Belgium — 0.8%
UCB SA	14,117	3,623,604
Brazil — 4.0%
Axia Energia SA	317,443	3,320,873
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,035,512	5,627,838
Itausa SA (Preference)	1,674,120	4,580,658
Wheaton Precious Metals Corp.	52,112	5,668,251
		19,197,620
Canada — 1.7%
Shopify, Inc., Class A *	71,271	8,347,022
China — 6.1%
Advanced Micro-Fabrication Equipment, Inc., Class A	93,363	4,746,824
Contemporary Amperex Technology Co. Ltd., Class A	89,000	5,213,813
Fuyao Glass Industry Group Co. Ltd., Class H (a)	552,800	4,180,160
H World Group Ltd., ADR	75,122	3,206,958
Sieyuan Electric Co. Ltd., Class A	112,410	2,603,618
Tencent Holdings Ltd.	91,900	5,615,364
Zijin Mining Group Co. Ltd., Class H	852,000	3,617,577
		29,184,314
Denmark — 2.2%
DSV A/S	24,971	5,396,758
Novonesis Novozymes B	75,710	4,928,976
		10,325,734
France — 7.6%
Air Liquide SA	48,450	9,545,063
EssilorLuxottica SA	21,905	4,147,098
Kering SA	7,769	2,564,341
Legrand SA	38,060	5,786,234
Safran SA	36,817	14,468,394
		36,511,130
Germany — 3.7%
Infineon Technologies AG	98,391	7,060,891
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,510	3,309,858
RWE AG	65,157	4,286,222
Scout24 SE (a)	37,600	3,223,586
		17,880,557
Greece — 1.1%
Piraeus Bank SA *	460,597	5,372,434

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Guatemala — 0.8%
Millicom International Cellular SA	39,235	3,746,158
Hong Kong — 2.3%
AIA Group Ltd.	506,200	5,102,951
Hong Kong Exchanges & Clearing Ltd.	116,200	6,054,351
		11,157,302
Hungary — 1.2%
OTP Bank Nyrt.	37,940	5,620,502
India — 1.9%
Bajaj Finance Ltd.	272,057	3,252,253
Cholamandalam Investment and Finance Co. Ltd.	143,091	2,772,926
UltraTech Cement Ltd.	24,005	2,993,607
		9,018,786
Israel — 0.8%
Tower Semiconductor Ltd. *	18,074	3,970,316
Italy — 2.7%
Ferrari NV	8,839	3,475,435
Prysmian SpA	32,034	4,420,478
Ryanair Holdings plc, ADR	86,898	5,084,402
		12,980,315
Japan — 12.5%
Advantest Corp.	29,700	5,868,184
Asics Corp.	167,800	4,947,489
Azbil Corp.	477,900	4,948,664
JX Advanced Metals Corp.	117,500	2,722,263
Kinden Corp.	70,300	3,093,792
Lasertec Corp.	15,900	3,652,744
Nintendo Co. Ltd.	85,000	4,054,685
Penta-Ocean Construction Co. Ltd.	399,100	3,714,796
Recruit Holdings Co. Ltd.	102,300	8,089,968
Sanrio Co. Ltd.	573,100	4,583,575
Sony Group Corp.	253,800	5,931,020
Sumitomo Electric Industries Ltd.	382,000	5,055,807
Suzuki Motor Corp.	243,200	3,174,624
		59,837,611
Kazakhstan — 0.6%
NAC Kazatomprom JSC, GDR (a)	47,452	3,031,315
Netherlands — 5.1%
ASML Holding NV	9,025	14,872,708
Nebius Group NV *	34,138	6,500,216
SBM Offshore NV	88,707	3,312,844
		24,685,768
Saudi Arabia — 1.1%
Al Rajhi Bank	322,063	5,374,839

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 2.4%
DBS Group Holdings Ltd.	117,450	6,776,482
Singapore Exchange Ltd.	256,400	4,888,063
		11,664,545
South Korea — 9.0%
APR Corp.	19,634	4,357,470
Eugene Technology Co. Ltd.	36,039	2,718,860
Hanwha Aerospace Co. Ltd.	8,965	5,755,418
JB Financial Group Co. Ltd.	123,232	2,247,522
Samsung Electronics Co. Ltd.	74,412	12,951,768
SK hynix, Inc.	3,019	3,428,545
SK Square Co. Ltd.	16,835	11,575,975
		43,035,558
Spain — 1.9%
Indra Sistemas SA	75,984	4,995,688
Industria de Diseno Textil SA	59,640	3,892,323
		8,888,011
Sweden — 0.9%
Volvo AB, Class B	112,500	4,303,321
Switzerland — 2.3%
Cie Financiere Richemont SA (Registered)	31,626	7,474,550
VAT Group AG (a)	4,976	3,724,428
		11,198,978
Taiwan — 10.1%
Chroma ATE, Inc.	60,000	3,769,565
Delta Electronics, Inc.	103,000	5,067,354
eMemory Technology, Inc.	45,000	3,380,965
Nan Ya Plastics Corp.	711,000	3,378,198
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,177	4,922,552
Taiwan Semiconductor Manufacturing Co. Ltd.	379,000	28,032,840
		48,551,474
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	196,213	1,133,441
United Kingdom — 9.6%
AstraZeneca plc	59,936	10,195,732
British American Tobacco plc	71,478	4,335,923
Compass Group plc	323,252	10,265,145
RELX plc	166,089	5,865,736
Rolls-Royce Holdings plc	576,595	11,502,873
Standard Chartered plc	137,302	4,059,692
		46,225,101

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 2.9%
InterContinental Hotels Group plc	44,473	7,191,603
Spotify Technology SA *	13,473	6,735,692
		13,927,295
Total Common Stocks (Cost $413,414,091)		471,018,869
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $9,011,586)	9,011,586	9,012,487
Total Investments — 99.9% (Cost $422,425,677)		480,031,356
Other Assets in Excess of Liabilities — 0.1%		403,263
NET ASSETS — 100.0%		480,434,619

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	17.2%
Banks	7.3
Aerospace & Defense	6.6
Hotels, Restaurants & Leisure	4.3
Electronic Equipment, Instruments & Components	3.9
Electrical Equipment	3.8
Chemicals	3.7
Textiles, Apparel & Luxury Goods	3.1
Metals & Mining	3.1
Professional Services	2.9
Pharmaceuticals	2.9
IT Services	2.8
Technology Hardware, Storage & Peripherals	2.7
Industrial Conglomerates	2.4
Capital Markets	2.3
Entertainment	2.2
Automobile Components	1.9
Interactive Media & Services	1.8
Specialty Retail	1.8
Insurance	1.7
Machinery	1.7
Construction & Engineering	1.4
Automobiles	1.4
Software	1.3
Consumer Finance	1.3
Household Durables	1.2
Water Utilities	1.2
Air Freight & Logistics	1.1
Passenger Airlines	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	7.0
Short-Term Investments	1.9

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,421,927	$—	$7,421,927
Austria	—	4,803,891	—	4,803,891
Belgium	—	3,623,604	—	3,623,604
Brazil	19,197,620	—	—	19,197,620
Canada	8,347,022	—	—	8,347,022
China	3,206,958	25,977,356	—	29,184,314
Denmark	4,928,976	5,396,758	—	10,325,734
France	—	36,511,130	—	36,511,130

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$17,880,557	$—	$17,880,557
Greece	—	5,372,434	—	5,372,434
Guatemala	3,746,158	—	—	3,746,158
Hong Kong	—	11,157,302	—	11,157,302
Hungary	—	5,620,502	—	5,620,502
India	—	9,018,786	—	9,018,786
Israel	3,970,316	—	—	3,970,316
Italy	5,084,402	7,895,913	—	12,980,315
Japan	4,583,575	55,254,036	—	59,837,611
Kazakhstan	—	3,031,315	—	3,031,315
Netherlands	6,500,216	18,185,552	—	24,685,768
Saudi Arabia	—	5,374,839	—	5,374,839
Singapore	—	11,664,545	—	11,664,545
South Korea	—	43,035,558	—	43,035,558
Spain	—	8,888,011	—	8,888,011
Sweden	—	4,303,321	—	4,303,321
Switzerland	—	11,198,978	—	11,198,978
Taiwan	4,922,552	43,628,922	—	48,551,474
United Arab Emirates	—	1,133,441	—	1,133,441
United Kingdom	—	46,225,101	—	46,225,101
United States	6,735,692	7,191,603	—	13,927,295
Total Common Stocks	71,223,487	399,795,382	—	471,018,869
Short-Term Investments
Investment Companies	9,012,487	—	—	9,012,487
Total Investments in Securities	$80,235,974	$399,795,382	$—	$480,031,356
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$2,537,783	$121,730,166	$115,253,839	$(2,708)	$1,085	$9,012,487	9,011,586	$119,194	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	1,075,405	68,875,266	69,950,671	—	—	—	—	100,172	—
Total	$3,613,188	$190,605,432	$185,204,510	$(2,708)	$1,085	$9,012,487		$219,366	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.